Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Receivable from and Payable to Brokers, Dealers and Clearing Organizations

Amounts receivable from and payable to brokers, dealers and clearing organizations consist of the following (in thousands):

	DECEMBER 31,
	2012	2011
Receivable:
Clearing organizations and other	$738,625	$478,327
Securities failed to deliver	130,180	69,618

	$868,805	$547,945

Payable:
Clearing organizations and other	$324,175	$306,728
Securities failed to receive	54,549	15,626

	$378,724	$322,354